Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1]	¥ 806,717	¥ 717,037
Loans	[2]	450,251	383,504
Term deposits		559,341	449,400
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities, at fair value		849,897	789,897
Securities at fair value through profit or loss		138,717	136,809
Securities purchased under agreements to resell		9,905	36,185
Cash and cash equivalents		50,809	48,586	¥ 67,046	¥ 76,096
Investment contracts	[2]	(255,434)	(232,500)
Financial liabilities at fair value through profit or loss		(2,680)	(2,529)
Derivative financial liabilities		(1,877)
Securities sold under agreements to repurchase		(192,141)	(87,309)
Interest-bearing loans and borrowings		(20,150)	(18,794)
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1],[3]	843,543	692,984
Loans	[2],[3]	458,669	375,899
Term deposits	[3]	559,341	449,400
Statutory deposits - restricted	[3]	6,333	6,333
Available-for-sale securities, at fair value	[3]	849,897	789,897
Securities at fair value through profit or loss	[3]	138,717	136,809
Securities purchased under agreements to resell	[3]	9,905	36,185
Cash and cash equivalents	[3]	50,809	48,586
Investment contracts	[2],[3]	(245,803)	(229,222)
Financial liabilities at fair value through profit or loss	[3]	(2,680)	(2,529)
Derivative financial liabilities	[3]	(1,877)
Securities sold under agreements to repurchase	[3]	(192,141)	(87,309)
Interest-bearing loans and borrowings	[3]	¥ (20,150)	¥ (18,794)

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[3]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.